Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales
Schedule of cost of sales of non current assets

	2023	2022	2021
Variable costs
Imported products (1)	24,204,342	31,230,405	16,944,375
Purchases of crude	13,389,646	16,223,628	10,015,898
Purchases of hydrocarbons – ANH (2)	8,518,700	9,219,215	5,611,153
Depreciation amortization and depletion	8,125,774	6,774,770	6,328,144
Electric energy	2,294,253	1,540,452	1,087,269
Taxes and economic rights	1,712,283	1,510,265	1,125,761
Process materials	1,563,802	1,260,608	906,500
Purchases of other products and natural gas	1,201,349	1,244,765	811,024
Hydrocarbon transport services	1,586,553	1,219,818	917,552
Services contracted in associations	284,104	311,107	267,934
Others (3)	1,151,536	(2,354,814)	(3,009,700)
	64,032,342	68,180,219	41,005,910
Fixed costs
Depreciation and amortization	5,079,308	4,635,601	3,270,735
Maintenance	4,642,710	3,771,137	2,637,857
Labor costs	3,976,370	3,436,167	2,596,947
Construction services	2,600,184	2,802,486	732,723
Services contracted	3,523,125	2,870,890	2,023,277
Services contracted in associations	1,467,693	1,566,562	1,286,291
Taxes and contributions	1,123,475	914,455	1,060,123
Materials and operating supplies	880,729	684,679	561,182
Hydrocarbon transport services	249,414	179,082	57,855
General costs	602,848	416,870	348,876
	24,145,856	21,277,929	14,575,866
	88,178,198	89,458,148	55,581,776
(1)	Imported products correspond mainly to mid-distillates, gasolines and naphtha, the variation occurs due to lower requirements due to greater operations in refineries.
(2)	Corresponds to purchases of crude oil by Ecopetrol Business Group from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production.
(3)	Corresponds to i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value, and iii) other capitalizable charges to projects.